                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                February 15, 2005
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                65
                                             ------------------

Form 13F Information Table Value Total:          $197,107
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                               DECEMBER 31, 2004


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA, INC.                    COM              013817101      286     9109 SH       SOLE                     9109
ALLIANCE CAP. LP               COM              01855A101      840    20000 SH       SOLE                    20000
ALLSTATE CORP.                 COM              020002101      414     8000 SH       SOLE                     8000
ALTRIA GROUP INC.              COM              02209S103     3457    56575 SH       SOLE                    56575
AMPHENOL CORP NEW - CL A       COM              032095101    14145   385000 SH       SOLE                   385000
AON CORP.                      COM              037389103      795    33300 SH       SOLE                    33300
BANK OF AMERICA                COM              060505104      802    17058 SH       SOLE                    17058
BELLSOUTH CORP.                COM              079860102      242     8698 SH       SOLE                     8698
BERKSHIRE HATHAWAY B           COM              084670207     1870      637 SH       SOLE                      637
BP PLC - SPONS ADR             COM              056622104      611    10460 SH       SOLE                    10460
CATALYTICA ENERGY SYSTEMS      COM              148884109       34    15000 SH       SOLE                    15000
CENDANT CORP                   COM              151313103    17438   745860 SH       SOLE                   745860
CHEVRONTEXACO                  COM              166764100     1078    20520 SH       SOLE                    20520
CITIGROUP, INC.                COM              172967101      457     9482 SH       SOLE                     9482
COCA COLA                      COM              191216100     5711   137153 SH       SOLE                   137153
CONSECO INC                    COM              208464883    16127   808350 SH       SOLE                   808350
DECISIONONE CORP NEW           COM              243457108      167    74013 SH       SOLE                    74013
EXXON MOBIL                    COM              30231G102     1060    20673 SH       SOLE                    20673
FIRST HORIZON                  COM              320517105     2190    50800 SH       SOLE                    50800
FISHER SCIENTIFIC              COM              338032204    14092   225900 SH       SOLE                   225900
GENERAL ELECTRIC               COM              369604103     1109    30379 SH       SOLE                    30379
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     2567    65825 SH       SOLE                    65825
HONEYWELL INTL.                COM              438516106      227     6400 SH       SOLE                     6400
J.P. MORGAN CHASE              COM              46625H100     2690    68967 SH       SOLE                    68967
KINDER MORGAN ENERGY PRTNRS. L COM              494550106      754    17000 SH       SOLE                    17000
KRAFT FOODS                    COM              50075N104     3748   105250 SH       SOLE                   105250
LIBERTY MEDIA                  COM              530718105    10367   944183 SH       SOLE                   944183
MASCO CORP.                    COM              574599106      568    15550 SH       SOLE                    15550
MAY DEPT. STORES               COM              577778103     2628    89400 SH       SOLE                    89400
MERCK & CO. INC.               COM              589331107     3673   114275 SH       SOLE                   114275
MERITOR SAVINGS BANK-PA        COM              590007100     2447   544300 SH       SOLE                   544300
METROMEDIA INTL.               COM              591695101     1412  2663800 SH       SOLE                  2663800
MICROSOFT CORP                 COM              594918104      257     9611 SH       SOLE                     9611
NEWELLRUBBERMAID               COM              651229106    10727   443464 SH       SOLE                   443464
OMNICARE INC                   COM              681904108      216     6250 SH       SOLE                     6250
PFIZER                         COM              717081103      770    28652 SH       SOLE                    28652
PLAYTEX PROD.                  COM              72813P100     4065   508700 SH       SOLE                   508700
PNC BANK CORP.                 COM              693475105      305     5316 SH       SOLE                     5316
POLYMER GROUP                  COM              731745204     1290    67916 SH       SOLE                    67916
POLYMER GROUP B                COM              731745303      191    10034 SH       SOLE                    10034
PRIMEDIA INC                   COM              74157K101     5839  1536500 SH       SOLE                  1536500
PROCURENET INC RSTD            COM              8357627        110   438515 SH       SOLE                   438515
REYNOLDS AMERICA               COM              761713106      550     7000 SH       SOLE                     7000
ROYAL DUTCH PET.               COM              780257804     1724    30050 SH       SOLE                    30050
SAFECO CORP COM                COM              786429100      337     6450 SH       SOLE                     6450
SBC COMM. INC.                 COM              78387G103      237     9205 SH       SOLE                     9205
SCHERING-PLOUGH                COM              806605101     1664    79673 SH       SOLE                    79673
SOVEREIGN BANC.                COM              845905108     1342    59514 SH       SOLE                    59514
VERIZON COMM.                  COM              92343V104      420    10372 SH       SOLE                    10372
VIACOM INC-CL B                COM              925524308      214     5874 SH       SOLE                     5874

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                               DECEMBER 31, 2004


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WASH. MUTUAL                   COM              939322103     6693    158300 SH      SOLE                   158300
WASTE MGMT.                    COM              94106L109    14643    489064 SH      SOLE                   489064
SPDR-HEALTHCARE                MUTUAL           81369y209     3553 117700.00 SH      SOLE                117700.00
SPDR-UTILITIES                 MUTUAL           81369Y886     1392  50000.00 SH      SOLE                 50000.00
iSHARES DIVIDEND               MUTUAL           464287168     1068  17400.00 SH      SOLE                 17400.00
iSHARES DOW JONES UTILITIES    MUTUAL           464287697      206   3000.00 SH      SOLE                  3000.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    15669 318800.00 SH      SOLE                318800.00
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408      629  10000.00 SH      SOLE                 10000.00
LIB. MEDIA INTL                MUTUAL           530719103     7796 168644.00 SH      SOLE                168644.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      447  69050.32 SH      SOLE                 69050.32
PUTNAM MASTER INTERM. INCOME   BOND             746909100       85  12900.00 SH      SOLE                 12900.00
TEMPLETON EMERG. INCOME        BOND             880192109      239  17400.00 SH      SOLE                 17400.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      105     10000 SH      SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      321     20634 SH      SOLE                    20634